Average Annual Total Returns - First Trust North American Energy Infrastructure Fund	First Trust North American Energy Infrastructure Fund 1 Year	First Trust North American Energy Infrastructure Fund 5 Years	First Trust North American Energy Infrastructure Fund Since Inception	First Trust North American Energy Infrastructure Fund Inception Date	First Trust North American Energy Infrastructure Fund After tax on distributions 1 Year	First Trust North American Energy Infrastructure Fund After tax on distributions 5 Years	First Trust North American Energy Infrastructure Fund After tax on distributions Since Inception	First Trust North American Energy Infrastructure Fund After tax on distributions and sale of fund shares 1 Year	First Trust North American Energy Infrastructure Fund After tax on distributions and sale of fund shares 5 Years	First Trust North American Energy Infrastructure Fund After tax on distributions and sale of fund shares Since Inception	Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(13.38%)	5.06%	4.49%	Jun. 20, 2012	(15.14%)	3.26%	2.83%	(8.02%)	3.14%	2.76%	(8.52%)	[1]	4.62%	[1]	4.23%	[1]	18.40%	15.22%	15.02%

[1]	The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index, which is a market capitalization-weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the most prominent energy MLPs. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.